Cash and Cash Equivalents	9 Months Ended
Sep. 30, 2021
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

Note 4. Cash and Cash Equivalents:

Cash and Cash Equivalents

	September 30,	December 31,
	2021	2020
Bank deposits	$3,245,912	$9,457,061
Short term investments	48,618,902	47,958,289
Total	$51,864,814	$57,415,350

Short term investments include money market funds and US treasury bills with an original maturity of three months or less.